Common Stocks and Warrants on Common Stock - Schedule of Reserved Authorized Shares of Common Stock for Future Issuance (Detail) - shares	Sep. 30, 2015	Dec. 31, 2014
Class Of Stock [Line Items]
Common shares reserved for future issuance	7,392,574	10,796,686
Series A Redeemable Convertible Preferred Stock
Class Of Stock [Line Items]
Common shares reserved for future issuance		1,293,838
Series B Redeemable Convertible Preferred Stock
Class Of Stock [Line Items]
Common shares reserved for future issuance		829,234
Series C Redeemable Convertible Preferred Stock
Class Of Stock [Line Items]
Common shares reserved for future issuance		2,474,121
Series D Redeemable Convertible Preferred Stock
Class Of Stock [Line Items]
Common shares reserved for future issuance		967,359
Convertible Notes
Class Of Stock [Line Items]
Common shares reserved for future issuance	1,943,458	1,808,353
Series D Preferred Warrants
Class Of Stock [Line Items]
Common shares reserved for future issuance		2,066,970
Equity Incentive Plans
Class Of Stock [Line Items]
Common shares reserved for future issuance	1,390,438	395,185
Possible Future Issuances Under Equity Incentive Plans
Class Of Stock [Line Items]
Common shares reserved for future issuance	1,422,498	365,706
Common Stock Warrants
Class Of Stock [Line Items]
Common shares reserved for future issuance	2,636,180	595,920